PREPAYMENTS AND OTHER RECEIVABLES - PREPAYMENTS AND OTHER RECEIVABLES CARRYING AMOUNT BY CURRENCY (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 CNY (¥)
Disclosure of prepayments and other receivables carrying amount by currency [line items]
Prepayments and other receivables	¥ 366,077	$ 52,584		¥ 348,907
RMB
Disclosure of prepayments and other receivables carrying amount by currency [line items]
Prepayments and other receivables	365,364			348,491
HKD
Disclosure of prepayments and other receivables carrying amount by currency [line items]
Prepayments and other receivables	¥ 713			¥ 416

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.